VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Consolidation Of Variable Interest Entities Disclosure [Text Block]
7.	VARIABLE INTEREST ENTITIES

On March 20, 2013 the company sold its 50.001% interest in PREI and settled its $20.8 million affiliate loans to PREI for proceeds of $33.0 million. A $12.7 million distribution of the net proceeds was made to unsecured creditors pursuant to the Plan under the creditor protection proceedings (see note 6, Creditor protection proceedings related disclosures). PREI consists of an integrated hydroelectric power generating, transmission and distribution system which includes two hydroelectric stations in B.C. with installed capacity of 83 Megawatts.  The company generally purchases 100% of the power generated by PREI and will continue to do so subsequent to the sale of its interest. The company derecognized the accounts of PREI on the date of sale and recognized a gain on sale in the consolidated statement of earnings (loss). Prior to the sale, the company consolidated 100% of PREI as the company was the primary beneficiary.

The results of PREI were included in the company’s consolidated statements of earnings (loss) up to the date of sale of March 20, 2013. Condensed financial information with respect to PREI is as follows:

Year ended December 31,
2013
Condensed statements of earnings (loss)
Sales – affiliate [1]	$5.6
Cost of sales, excluding depreciation and amortization	1.3
Depreciation and amortization	1.6
2.9
Operating earnings	2.7
Interest expense	(1.8)
Interest expense – affiliate [1]	(0.4)
Other income (expense), net	(0.1)
Reorganization items, net	–
Income tax recovery (expense)	0.2
Net earnings (loss) [2]	$0.6
1	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
2	50% is included in the company’s non-controlling interest (deficit) balances.

During 2013 company recognized a gain on the sale of its interest in PREI of $5.3 million consisting of:

Gain on Sale
Proceeds from sale
Gross proceeds from sale	$33.0
Closing costs incurred	(0.2)
Settlement of affiliate loans	(20.8)
Other adjustments	(0.1)
Net proceeds	11.9
De-recognition of assets
Cash and cash equivalents	(6.0)
Other	(3.0)
Property, plant and equipment	(145.6)
De-recognition of liabilities
Accounts payable and accrued liabilities	6.8
Long-term debt	113.8
Long-term debt – affiliate loans	20.8
De-recognition of non-controlling interest	6.6
$5.3